Financial instruments	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Financial instruments
Note 22. Financial instruments
Financial risk management objectives
The consolidated entity’s activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk. The consolidated entity uses different methods to measure and manage the different types of risks to which it is exposed. These methods include monitoring the levels of exposure to interest rates and foreign exchange, ageing analysis and monitoring of specific credit allowances to manage credit risk, and, rolling cash flow forecasts to manage liquidity risk.
Market risk
Foreign currency risk
The consolidated entity operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the US dollars (‘USD’). Foreign exchange risk arises from future transactions and recognised assets and liabilities denominated in a currency that is not the entity’s functional currency and net investments in foreign operations.
As of 30 June 2020, the consolidated entity did not hold derivative financial instruments in managing its foreign currency, however, the consolidated entity may from time to time enter into hedging arrangements where circumstances are deemed appropriate. The consolidated entity used natural hedging to reduce the foreign currency risk, which involved processing USD payments from cash held in USD. Foreign subsidiaries with a functional currency of Australian Dollars (‘AUD’) have exposure to the local currency of these subsidiaries and any other currency these subsidiaries trade in.
The carrying amount of the consolidated entity’s foreign currency denominated financial assets and financial liabilities at the reporting date was as follows:

	Assets		Liabilities
	2020	2019	2020	2019
	A$’000	A$’000	A$’000	A$’000
US dollars	272	31	2,196	1,046
Euros	—	—	—	1

	272	31	2,196	1,047

The consolidated entity had net assets denominated in foreign currencies of A$2,448,320 as at 30 June 2020 (2019: net liabilities A$1,016,515).

If the AUD had strengthened against the USD by

10
%
(2019
:
10
%) then this would have had the following impact:

	AUD strengthened			AUD weakened
Consolidated - 2020	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	245	245	(10%)	(245)	(245)

		245	245		(245)	(245)

	AUD strengthened			AUD weakened
Consolidated - 2019	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	102	102	(10%)	(102)	(102)

Price risk
The consolidated entity is not exposed to any significant price risk.
Interest rate risk
The consolidated entity’s exposure to market interest rates relate primarily to the investments of cash balances.
The consolidated entity has cash reserves held primarily in Australian dollars and United States dollars and places funds on deposit with financial institutions for periods generally not exceeding three months.
As at the reporting date, the consolidated entity had the following variable interest rate bal
a
nces:

	2020		2019
	Weighted average interest rate %	Balance A$’000	Weighted average interest rate %	Balance A$’000

Cash at bank and in hand	0.04%	1,264	0.03%	834
Short term deposits	0.95%	7,500	1.88%	4,600

Net exposure to cash flow interest rate risk		8,764		5,434

The consolidated entity has cash and cash equivalents totalling $8,764,044
(2019
: $5,433,868
). An official increase/decrease in interest rates of 100
basis points (2019
: 100
basis points) would have a favourable/adverse effect on profit before tax and equity of $87,640
(2019
$54,337
) per annum. The percentage change is based on the expected volatility of interest rates using market data and analysts forecasts.
Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the consolidated entity. The entity is not exposed to significant credit risk on receivables.
The consolidated entity has adopted a lifetime expected loss allowance in estimating expected credit losses to trade receivables through the use of a provisions matrix using fixed rates of credit loss provisioning. These provisions are considered representative across all customers of the consolidated entity based on recent sales experience, historical collection rates and forward-looking information that is available.
The consolidated entity places its cash deposits with high credit quality financial institutions and by policy, limits the amount of credit exposure to any single counter-party. The consolidated entity is averse to principal loss and ensures the safety and preservation of its invested funds by limiting default risk, market risk, and reinvestment risk. The consolidated entity mitigates default risk by constantly positioning its portfolio to respond appropriately to a significant reduction in a credit rating of any financial institution.
Generally, trade receivables are written off when there is no reasonable expectation of recovery. Indicators of this include the failure of a debtor to engage in a repayment plan, no active enforcement activity and a failure to make contractual payments for a period greater than 1 year.

There are no significant concentrations of credit risk within the consolidated entity. The credit risk on liquid funds is limited as the counter parties are banks with high credit ratings.
Credit risk is managed by limiting the amount of credit exposure to any single counter-party for cash deposits.
Liquidity risk
The consolidated entity manages liquidity risk by maintaining adequate cash reserves and by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities. In particular, contingent consideration may be satisfied either by payment of cash or by issue of shares, at the discretion of the entity.
Remaining contractual maturities
The following tables detail the consolidated entity’s remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the statement of financial position.

2020	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,694	—	—	—	1,694
Accrued payables	—	1,795	—	—	—	1,795
Contingent consideration	—	4,199	—	2,644	—	6,843

Total non-derivatives		7,688	—	2,644	—	10,332

2019	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,049	—	—	—	1,049
Accrued payables	—	714	—	—	—	714
Contingent consideration	—	—	—	5,194	1,394	6,588

Total non-derivatives		1,763	—	5,194	1,394	8,351

The cash flows in the maturity analysis above are not expected to occur significantly earlier than contractually disclosed above.